Offerings	May 07, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Shares $.001 par value per share
Fee Rate	0.01381%
Offering Note	An indeterminate number of common shares and subscription rights to purchase common shares are being registered as may from time to time be offered, on an immediate, continuous or delayed basis, at indeterminate prices. In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of the registration fee, which will be paid subsequently on a pay-as-you-go basis.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Rights to purchase Common Shares
Fee Rate	0.01381%
Offering Note	See Note 1. No separate consideration will be received by the Registrant. Any shares issued pursuant to an offering of rights to purchase common shares, including any shares issued pursuant to an over-subscription privilege or a secondary over-subscription privilege, will be shares registered under this Registration Statement.